Share-Based Compensation (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options

The following table summarizes the assumptions used for estimating the fair value of options for the nine months ended July 31, 2020 and July 31, 2019.

Assumptions Used for Estimating the Fair Value of Options
(in Canadian dollars, except as noted)	For the nine months ended
	July 31 2020	July 31 2019
Risk-free interest rate	1.59%	2.03%
Expected option life	6.3 years	6.3 years
Expected volatility[1]	12.90%	12.64%
Expected dividend yield	3.50%	3.48%

Exercise price/share price	$72.84	$69.39

[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.